Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Software and electronic equipment	7,092	14,453
Buildings	18,592	19,342
Leasehold improvements	9,327	10,404
Total	35,011	44,199
Less: accumulated depreciation	(6,256)	(12,029)
Construction in progress	—	7,872
Property, plant and equipment, net	28,755	40,042